INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating losses carry forwards
Deferred tax assets	¥ 146,088	¥ 72,931
Valuation allowance on deferred tax assets	328,821	¥ 205,976	¥ 155,852	¥ 152,241
Deferred tax assets for net operating losses	386,999
Valuation allowance on net operating losses carryforwards	¥ 251,868
PRC enterprise income tax rate	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 1,421,451
Net operating losses carry forwards expire if unused by December 31, 2021	42,278
Net operating losses carry forwards expire if unused by December 31, 2022	97,573
Net operating losses carry forwards expire if unused by December 31, 2023	299,356
Net operating losses carry forwards expire if unused by December 31, 2024	375,780
Net operating losses carry forwards expire if unused by December 31, 2025	¥ 606,464
PRC enterprise income tax rate	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%